UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-21727
                                                    ----------------------------

                     FIRST TRUST/FIDAC MORTGAGE INCOME FUND
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                        1001 Warrenville Road, Suite 300
                                 LISLE, IL 60532
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.
                           First Trust Portfolios L.P.
                        1001 Warrenville Road, Suite 300
                                 LISLE, IL 60532
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 630-241-4141
                                                           -------------

                       Date of fiscal year end: OCTOBER 31
                                               -----------

                    Date of reporting period: APRIL 30, 2006
                                             ---------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


--------------------------------------------------------------------------------
                     FIRST TRUST/FIDAC MORTGAGE INCOME FUND
                               SEMI-ANNUAL REPORT
                    FOR THE SIX MONTHS ENDED APRIL 30, 2006
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

                  FIRST TRUST/FIDAC MORTGAGE INCOME FUND (FMY)
                               SEMI-ANNUAL REPORT
                                 APRIL 30, 2006

 Shareholder Letter........................................................   1
 Portfolio Commentary......................................................   2
 Portfolio Components......................................................   3
 Portfolio of Investments..................................................   4
 Statement of Assets and Liabilities.......................................   6
 Statement of Operations...................................................   7
 Statements of Changes in Net Assets.......................................   8
 Statement of Cash Flows...................................................   9
 Financial Highlights......................................................  10
 Notes to Financial Statements.............................................  11
 Additional Information....................................................  15
     Dividend Reinvestment Plan
     Proxy Voting Policies and Procedures
     Portfolio Holdings
     By-Law Amendment
     Submission of Matters to a Vote of Shareholders

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This Semi-Annual Report contains certain forward-looking statements within the meaning of Section 27A of the Securities Act of 1933. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. (the "Advisor") and/or Fixed Income Discount Advisory Company ("FIDAC") and their respective representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would," or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the First Trust/FIDAC Mortgage Income Fund's (the "Fund") actual results, performance or achievements to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this Semi-Annual Report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and/or FIDAC and their respective representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                             HOW TO READ THIS REPORT

This report contains information that can help you evaluate your investment. It includes details about the Fund and presents data and analysis that provide insight into the Fund's performance and investment approach.

By reading the letter from the Fund's President, James A. Bowen, together with the portfolio commentary by the portfolio management team at the Fund's sub-advisor, FIDAC, you will obtain an understanding of how the market environment affected the Fund's performance. The statistical information that follows can help you understand the Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by Mr. Bowen, personnel of the Advisor and FIDAC personnel are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. Of course, the risks of investing in the Fund are spelled out in the prospectus.

--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

                  FIRST TRUST/FIDAC MORTGAGE INCOME FUND (FMY)
                               SEMI-ANNUAL REPORT
                                 APRIL 30, 2006

Dear Shareholder:

We are pleased to present this semi-annual report of First Trust/FIDAC Mortgage Income Fund (the "Fund") (NYSE Symbol: FMY). Fixed Income Discount Advisory Company ("FIDAC"), sub-advisor to FMY, is a fixed-income management company specializing in mortgage-backed securities and interest rate sensitive strategies. At the beginning of this reporting period, yields on the short end of the yield curve were rising faster than yields on the long end, creating a flat yield curve and putting some pressure on the Fund's net asset value ("NAV") and income. The Fund's interest only portion of its portfolio helped to offset some of the pressures of a flat yield curve. This is because the yields and prices on these securities increased as the long end of the Treasury curve began to rise. As a result, during the last four months, the Fund's NAV and income have remained relatively stable even though the flat yield curve prevails.

As you know, the Fund's primary investment objective is to seek a high level of current income. As a secondary objective, the Fund seeks to preserve capital. The Fund currently pursues this investment objective by investing primarily in mortgage-backed securities representing part ownership in a pool of either residential or commercial mortgage loans that, in the opinion of FIDAC, offer an attractive combination of credit quality, yield and maturity.

I encourage you to read the portfolio commentary found on the following pages. It includes a review of the Fund's performance and the portfolio managers' outlook for the markets.

We thank you for your continued confidence in First Trust Advisors L.P. and FIDAC and will work diligently to keep earning it.

Sincerely,


/s/ James A. Bowen

James A. Bowen
President of First Trust/FIDAC Mortgage Income Fund
June 15, 2006

--------------------------------------------------------------------------------
                              PORTFOLIO COMMENTARY
--------------------------------------------------------------------------------

FIRST TRUST/FIDAC MORTGAGE INCOME FUND

The First Trust/FIDAC Mortgage Income Fund ("FMY" or the "Fund") received approximately $76 million in proceeds from its initial public offering on May 26, 2005. The Fund's primary investment objective is to seek a high level of current income. As a secondary objective, the Fund seeks to preserve capital. The Fund pursues its objectives by investing primarily in mortgage-backed securities representing part ownership in a pool of either residential or commercial mortgage loans that, in the opinion of the Fund's sub-advisor, offer an attractive combination of credit quality, yield and maturity. These securities may be issued by government agencies or by private originators or issuers, generally in the form of pass-through certificates, collateralized mortgage obligations, residential mortgage-backed securities or commercial mortgage-backed securities. The Fund may leverage to an aggregate amount of up to 33-1/3% of the Fund's managed assets. The Fund uses leverage primarily through the use of reverse repurchase agreements.

The Fund has an initial bias towards rising interest rates and should outperform other fixed-income investments when interest rates are rising. Conversely it will generally under-perform other fixed-income investments when interest rates are falling. The majority of return is achieved through dividend income and therefore dividends may fluctuate in response to the market environment.

FUND PERFORMANCE

For the six-month period ended April 30, 2006, the Fund had a net asset value ("NAV") total return of 0.99% and a market value total return of 0.91%. As of April 30, 2006, the Fund's closing market price was $16.00, a 13.84% discount to its NAV. Below is a table comparing the Fund's NAV and market price total returns to the Fund's benchmark, the Lehman Brothers MBS Fixed Rate Index:

                           FMY               FMY          LEHMAN BROTHERS MBS
                           NAV          MARKET PRICE        FIXED RATE INDEX
                           ---          ------------        ----------------
      10/31/2005 -
      04/30/2006          0.99%             0.91%                 1.25%

During the six-month period ended April 30, 2006, the Fund declared $0.548 in dividends and the Fund's NAV fell 2.37% to $18.57 from $19.02. During the last two months of 2005, the Fund's NAV and income came under pressure relative to its index from a flattening yield curve. During this two-month period, the spread between the 2-Year Treasury Note and 10-Year Treasury Note declined 0.19%, and the spread between the Federal Funds Rate and the 10-Year Treasury Note declined by 0.66%. A flattening yield curve negatively impacts the Fund's assets because it implies higher future funding rates and lower future long-term rates. However, during the last four months, the Fund's NAV and income have remained relatively stable despite the continuing pressures of a flat yield curve. Mitigating the pressures of a flat yield curve were the interest only portion of the portfolio, as yields and prices on these securities crept upwards as the long end of the Treasury curve finally began to rise. Further, some of the portfolio adjustments we made at the beginning of the first calendar quarter of 2006, for example, going up in coupon from 5.0% mortgage-backed securities to 6.0% mortgage-backed securities, helped the portfolio to maintain its income performance.

OUTLOOK

Looking forward, we continue to expect the Fund to outperform other fixed-income asset classes if mortgage rates continue to increase. Nevertheless, the income of the Fund will come under pressure if the Federal Reserve continues to increase funding costs and the Treasury curve remains flat. The effect of increased funding costs could be somewhat offset by higher yields on the securities due to slower prepayments and we continue to explore portfolio adjustments that will help maintain income performance under such a scenario.

FIRST TRUST/FIDAC MORTGAGE INCOME FUND
PORTFOLIO COMPONENTS+
APRIL 30, 2006 (UNAUDITED)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Collateralized Mortgage Obligations                     32.3%
U.S. Government Agency Mortgage-Backed Securities       67.7%

+ Percentages are based on total investments. Please note that the percentages shown on the Portfolio of Investments are based on net assets.


                    See Notes to Financial Statements.                    Page 3

FIRST TRUST/FIDAC MORTGAGE INCOME FUND
PORTFOLIO OF INVESTMENTS
APRIL 30, 2006 (UNAUDITED)

 PRINCIPAL                                                                               MARKET
   VALUE                                     DESCRIPTION                                  VALUE
--------------  ----------------------------------------------------------------      -------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
     SECURITIES - 84.1%

                FEDERAL HOME LOAN MORTGAGE CORPORATION
                (FHLMC) - 9.4%
$    7,091,589  Gold, Pool A38042, 6.00%, 10/01/35 .............................      $   7,072,810
                                                                                      -------------
                FEDERAL NATIONAL MORTGAGE ASSOCIATION
                (FNMA) - 74.7%
     5,833,465  Pool 256007, 6.00%, 10/01/35 ...................................          5,775,130
    10,899,425  Pool 256182, 6.00%, 3/01/36 ....................................         10,787,025
    10,521,658  Pool 831145, 6.00%, 12/01/35 ...................................         10,484,688
     9,889,453  Pool 843971, 6.00%, 11/01/35 ...................................          9,854,705
     7,600,000  Pool 872303, 6.00%, 5/01/36 ....................................          7,567,979
    11,722,566  Pool 880203, 6.00%, 2/01/36 ....................................         11,609,004
                                                                                      -------------
                                                                                         56,078,531
                                                                                      -------------
                TOTAL U.S. GOVERNMENT AGENCY
                MORTGAGE-BACKED SECURITIES .....................................         63,151,341
                (Cost $63,682,012)                                                    -------------

COLLATERALIZED MORTGAGE OBLIGATIONS - 40.1%

     3,000,000  Banc of America Mortgage Securities,
                   Series 2005-1, Class 1A16, 5.50%, 2/25/35 ...................          2,787,604
     3,000,000  Citicorp Mortgage Securities, Inc.,
                   Series 2005-3, Class 1A3, 5.50%, 4/25/35 ....................          2,734,382
    15,693,126  Federal Home Loan Mortgage Corp.,
                   Series 2807, Class SB, IO, 2.55%, 11/15/33+ .................          1,250,596
     2,360,100  Federal Home Loan Mortgage Corp.,
                   Series 2836, Class PI, IO, 5.00%, 9/15/22 ...................            253,763
     8,161,223  Federal Home Loan Mortgage Corp.,
                   Series 2869, Class ST, IO, 2.35%, 3/15/23+. .................            528,103
     4,739,600  Federal Home Loan Mortgage Corp.,
                   Series 2870, Class JI, IO, 5.00%, 10/15/27 ..................            932,688
       792,000  Federal Home Loan Mortgage Corp.,
                   Series 2888, Class OI, IO, 5.00%, 1/15/27. ..................            157,133
     2,857,026  Federal Home Loan Mortgage Corp.,
                   Series 2906, Class XW, 4.42%, 7/15/34+ ......................          2,438,353
     1,774,808  Federal Home Loan Mortgage Corp.,
                   Series 2921, Class IQ, IO, 5.00%, 1/15/29. ..................            373,982
     2,356,315  Federal Home Loan Mortgage Corp.,
                   Series 2938, Class PI, IO, 5.00%, 11/15/28 ..................            310,972
     1,933,440  Federal Home Loan Mortgage Corp.,
                   Series 2943, Class JI, IO, 5.00%, 1/15/24 ...................            251,844
    32,755,263  Federal Home Loan Mortgage Corp., STRIP,
                   Series 227, Class IO, IO, 5.00%, 12/01/34. ..................          8,533,959
     6,763,653  Federal Home Loan Mortgage Corp., STRIP,
                   Series 231, Class IO, IO, 5.50%, 8/01/35. ...................          1,814,363
    12,337,633  Federal Home Loan Mortgage Corp., STRIP,
                   Series 232, Class IO, IO, 5.00%, 8/01/35. ...................          3,256,213
     3,459,921  Federal Home Loan Mortgage Corp., STRIP,
                   Series 235, Class IO, IO, 5.50%, 2/01/36. ...................            974,961


Page 4                 See Notes to Financial Statements.

FIRST TRUST/FIDAC MORTGAGE INCOME FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
APRIL 30, 2006 (UNAUDITED)

 PRINCIPAL                                                                             MARKET
   VALUE                                     DESCRIPTION                                VALUE
--------------   --------------------------------------------------------------     -------------
COLLATERALIZED MORTGAGE OBLIGATIONS - CONTINUED
$    2,627,730   Federal National Mortgage Association,
                    Series 2005-39, Class BI, IO, 5.00%, 6/25/28. ..............    $     318,468
    12,351,269   Federal National Mortgage Association, STRIP,
                    Series 360, Class 2, IO, 5.00%, 8/01/35. ...................        3,254,682
                                                                                    -------------
                 TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS .....................       30,172,066
                 (Cost $29,280,600)                                                 -------------

                 TOTAL INVESTMENTS - 124.2% ....................................       93,323,407
                 (Cost $92,962,612)*

                 REVERSE REPURCHASE AGREEMENT - (24.8%)
   (18,618,000)  With UBS Securities 4.86% dated 4/28/2006, to be repurchased at $18,625,540 on 5/01/06,
                 collateralized by $18,992,239 FHLMC Gold
                 5.50% and FHLMC Gold 5.50%, due 6/01/35
                 (as supported by investment securities sold
                 receivable at April 30, 2006) and FNMA 6.00%,
                 due 11/01/35. .................................................     (18,618,000)
                                                                                    -------------
                 NET OTHER ASSETS AND LIABILITIES - 0.6% .......................          415,461
                                                                                    -------------
                 NET ASSETS - 100.0% ...........................................    $  75,120,868
                                                                                    =============

----------
    * Aggregate cost for federal income tax and financial reporting purposes.

    + Variable rate security. The interest rate shown reflects the rate in effect at April 30, 2006.

STRIP Separate trading of registered interest and principal of securities

   IO Interest only


                        See Notes to Financial Statements.                Page 5

FIRST TRUST/FIDAC MORTGAGE INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2006 (UNAUDITED)

ASSETS:
Investments, at value
   (Cost $92,962,612) ............................................................................         $  93,323,407
Cash .............................................................................................                13,356
Prepaid expenses .................................................................................                19,046
Receivables:
     Investment securities sold ..................................................................            18,335,045
     Interest ....................................................................................               727,021
                                                                                                           -------------
     Total Assets ................................................................................           112,417,875
                                                                                                           -------------
LIABILITIES:
Reverse repurchase agreement .....................................................................            18,618,000
Payables:
     Investment securities purchased .............................................................            18,350,921
     Interest expense on reverse repurchase agreements ...........................................               149,940
     Investment advisory fees ....................................................................                77,462
     Printing fees ...............................................................................                39,839
     Audit and legal fees ........................................................................                25,632
     Administrative fees .........................................................................                 7,746
     Trustees' fees and expenses .................................................................                 3,333
     Custodian fees ..............................................................................                 1,965
Accrued expenses .................................................................................                22,169
                                                                                                           -------------
       Total Liabilities .........................................................................            37,297,007
                                                                                                           -------------
NET ASSETS .......................................................................................         $  75,120,868
                                                                                                           =============
NET ASSETS CONSIST OF:
Undistributed net investment income ..............................................................         $     110,815
Accumulated net realized loss on investments sold ................................................            (2,452,940)
Net unrealized appreciation of investments .......................................................               360,795
Par value ........................................................................................                40,452
Paid-in capital ..................................................................................            77,061,746
                                                                                                           -------------
       Total Net Assets ..........................................................................         $  75,120,868
                                                                                                           =============
NET ASSET VALUE, per Common Share (par value $0.01 per Common Share) .............................         $       18.57
                                                                                                           =============
Number of Common Shares outstanding (unlimited number of Common Shares has been authorized) ......             4,045,236
                                                                                                           =============


Page 6                 See Notes to Financial Statements.

FIRST TRUST/FIDAC MORTGAGE INCOME FUND
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2006 (UNAUDITED)

INVESTMENT INCOME:
Interest ......................................................................................           $ 3,154,660
                                                                                                          -----------
     Total investment income ..................................................................             3,154,660
                                                                                                          -----------
EXPENSES:
Investment advisory fees ......................................................................               471,824
Interest expense on reverse repurchase agreements .............................................               442,750
Administration fees ...........................................................................                47,182
Audit and legal fees ..........................................................................                28,302
Trustees' fees and expenses ...................................................................                20,154
Custodian fees ................................................................................                 5,568
Other .........................................................................................                63,798
                                                                                                          -----------
     Total expenses ...........................................................................             1,079,578
     Fees waived by the investment advisor ....................................................               (24,183)
     Fees waived by the administrator .........................................................                (3,224)
                                                                                                          -----------
Net expenses ..................................................................................             1,052,171
                                                                                                          -----------
NET INVESTMENT INCOME .........................................................................             2,102,489
                                                                                                          -----------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized loss on investments during the period ............................................            (2,379,550)
Net change in unrealized appreciation/(depreciation) of investments during the period .........               691,617
                                                                                                          -----------
Net realized and unrealized loss on investments ...............................................            (1,687,933)
                                                                                                          -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..........................................           $   414,556
                                                                                                          ===========


                       See Notes to Financial Statements.                 Page 7

FIRST TRUST/FIDAC MORTGAGE INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                      SIX MONTHS
                                                                                                         ENDED            PERIOD
                                                                                                       4/30/2006           ENDED
                                                                                                      (UNAUDITED)       10/31/2005*
                                                                                                     ------------      ------------
OPERATIONS:
Net investment income ..........................................................................     $  2,102,489      $  1,436,281
Net realized loss on investments during the period .............................................       (2,379,550)          (18,397)
Net change in unrealized appreciation/(depreciation) of investments during the period ..........          691,617          (330,822)
                                                                                                     ------------      ------------
Net increase in net assets resulting from operations ...........................................          414,556         1,087,062

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income ..........................................................................       (2,218,407)       (1,264,541)
                                                                                                     ------------      ------------
Total distributions to shareholders ............................................................       (2,218,407)       (1,264,541)

CAPITAL TRANSACTIONS:
Net proceeds from sale of 4,045,236 Common Shares ..............................................               --        77,264,007
Offering costs .................................................................................               --          (161,809)
                                                                                                     ------------      ------------
Total capital transactions .....................................................................               --        77,102,198
                                                                                                     ------------      ------------
Net increase/(decrease) in net assets ..........................................................       (1,803,851)       76,924,719

NET ASSETS:
Beginning of period ............................................................................       76,924,719                --
                                                                                                     ------------      ------------
End of period ..................................................................................     $ 75,120,868      $ 76,924,719
                                                                                                     ============      ============
Undistributed net investment income at end of period ...........................................     $    110,815      $    226,733
                                                                                                     ============      ============

----------
*     The Fund commenced operations on May 17, 2005.


Page 8                 See Notes to Financial Statements.

FIRST TRUST/FIDAC MORTGAGE INCOME FUND
STATEMENT OF CASH FLOWS
FOR THE SIX MONTHS ENDED APRIL 30, 2006 (UNAUDITED)

CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in net assets resulting from operations ................           $    414,556
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
Changes in assets and liabilities:
   Decrease in investments, at value* ...............................              4,131,998
   Increase in interest receivable ..................................                (40,835)
   Decrease in prepaid expenses and other assets ....................                 25,900
   Increase in receivable for investment securities sold ............            (18,335,045)
   Increase in payable for investment securities purchased ..........             17,100,989
   Increase in interest expense on reverse repurchase agreements ....                123,944
   Increase in investment advisory fees payable .....................                  8,258
   Decrease in audit and legal fees payable .........................                (22,345)
   Increase in printing fees payable ................................                  3,515
   Increase in administrative fees payable ..........................                  1,233
   Decrease in trustees' fees and expenses payable ..................                   (181)
   Decrease in custodian fees payable ...............................                   (171)
   Increase in accrued expenses and other liabilities ...............                  8,595
                                                                                ------------
CASH PROVIDED BY OPERATING ACTIVITIES ...............................                               $ 3,420,411
CASH FLOWS FROM FINANCING ACTIVITIES:
   Distributions to shareholders from net investment income .........             (2,218,407)
   Decrease in reverse repurchase agreements ........................             (1,482,000)
                                                                                ------------
CASH USED BY FINANCING ACTIVITIES ...................................                                (3,700,407)
                                                                                                    -----------
Decrease in cash ....................................................                                  (279,996)
Cash at beginning of period .........................................                                   293,352
                                                                                                    -----------
Cash at end of period ...............................................                               $    13,356
                                                                                                    ===========

----------
*     Includes net change in unrealized appreciation on investments of $691,617.


                       See Notes to Financial Statements.                 Page 9

FIRST TRUST/FIDAC MORTGAGE INCOME FUND
FINANCIAL HIGHLIGHTS
FOR A COMMON SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                     SIX MONTHS
                                                                                        ENDED             PERIOD
                                                                                      4/30/2006            ENDED
                                                                                     (UNAUDITED)        10/31/2005*
                                                                                     -----------        -----------
Net asset value, beginning of period ...........................................     $    19.02         $    19.10
                                                                                     ----------         ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income ..........................................................           0.52               0.36
Net realized and unrealized loss on investments ................................          (0.42)             (0.09)
                                                                                     ----------         ----------
Total from investment operations ...............................................           0.10               0.27
                                                                                     ----------         ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income ..........................................................          (0.55)             (0.31)
                                                                                     ----------         ----------
Total from distributions .......................................................          (0.55)             (0.31)
                                                                                     ----------         ----------
Common Shares offering costs charged to paid-in capital ........................             --              (0.04)
                                                                                     ----------         ----------
Net asset value, end of period .................................................     $    18.57         $    19.02
                                                                                     ==========         ==========
Market value, end of period ....................................................     $    16.00         $    16.40
                                                                                     ==========         ==========
TOTAL RETURN BASED ON NET ASSET VALUE (a)+ .....................................           0.99%              1.37%
                                                                                     ==========         ==========
TOTAL RETURN BASED ON MARKET VALUE (b)+ ........................................           0.91%            (16.53)%
                                                                                     ==========         ==========
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ...........................................     $   75,121         $   76,925
Ratio of net expenses to average net assets excluding interest expense .........           1.63%**            1.62%**
Ratio of net expenses to average net assets ....................................           2.82%**            2.28%**
Ratio of total expenses to average net assets ..................................           2.89%**            2.48%**
Ratio of net investment income to average net assets ...........................           5.63%**            4.30%**
Portfolio turnover rate ........................................................          80.32%             14.37%

----------
*     The Fund commenced operations on May 17, 2005.

**    Annualized.

(a) Total return based on net asset value is the combination of reinvested dividend distributions and reinvested capital gains distributions, if any, at prices obtained by the Dividend Reinvestment Plan and changes in net asset value per share and does not reflect sales load.

(b) Total return based on market value is the combination of reinvested dividend distributions and reinvested capital gains distributions, if any, at prices obtained by the Dividend Reinvestment Plan and changes in Common Share market price per share, all based on Common Share market price per share.

+     Total return is not annualized for periods less than one year.


Page 10                     See Notes to Financial Statements.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                     FIRST TRUST/FIDAC MORTGAGE INCOME FUND
                           APRIL 30, 2006 (UNAUDITED)

                              1. FUND DESCRIPTION

First Trust/FIDAC Mortgage Income Fund (the "Fund") is a diversified closed-end management investment company organized as a Massachusetts business trust on February 22, 2005, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund trades under the ticker symbol FMY on the New York Stock Exchange ("NYSE").

The Fund's primary investment objective is to seek a high level of current income. As a secondary objective, the Fund will seek to preserve capital. The Fund will pursue these objectives by investing in mortgage-backed securities that, in the opinion of Fixed Income Discount Advisory Company ("FIDAC") or the ("Sub-Advisor"), offer an attractive combination of credit quality, yield and maturity. There can be no assurance that the Fund's investment objectives will be achieved.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION:

The net asset value ("NAV") of the Common Shares of the Fund is computed based upon the value of the Fund's portfolio securities and other assets less any accrued liabilities. The NAV is determined as of the close of regular trading session on the NYSE, normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund calculates NAV per Common Share by subtracting the Fund's liabilities (including accrued expenses, dividends payable and all borrowings of the Fund) from the Fund's Total Assets (the value of the securities and other investments the Fund holds plus cash or other assets, including interest accrued but not yet received) and dividing the result by the total number of Common Shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Fund's Board of Trustees. Securities for which market quotations are readily available are valued at market value, which is currently determined using the last reported sale price or, if no sales are reported (as in the case of some securities traded over-the-counter), the last reported bid price, except that certain U.S. government securities are valued at the mean between the last reported bid and asked prices. The Fund will value Mortgage-Backed Securities ("MBS") and other debt securities not traded in an organized market on the basis of valuations provided by dealers or by an independent pricing service, approved by the Board of Trustees, which uses information with respect to transactions in such securities, quotations from dealers, market transactions for comparable securities, various relationships between securities and yield to maturity in determining value. Debt securities having a remaining maturity of less than sixty days when purchased and debt securities originally purchased with maturities of sixty days or more but which currently have maturities of less than sixty days are valued at cost adjusted for amortization of premiums and accretion of discounts. In the event that market quotations are not readily available, the pricing service does not provide a valuation for a particular security, or the valuations are deemed unreliable, or if events occurring after the close of the principal markets for particular securities (e.g., domestic debt and foreign securities), but before the Fund values its assets, would materially affect NAV, First Trust Advisors L.P. ("First Trust") may use a fair value method to value the Fund's securities and investments. The use of fair value pricing by the Fund is governed by valuation procedures adopted by the Fund's Board of Trustees, and in accordance with the provisions of the 1940 Act.

The Fund values exchange-traded options and other derivative contracts at the closing price on the exchange on which they are principally traded, or if not traded, or no closing price is available, at the mean between the last bid and asked prices.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis, including amortization of premiums and the accretion of discounts.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date; interest income is not accrued until settlement date. The Fund instructs the custodian to segregate assets of the Fund with a current value at least equal to the amount of its when-issued purchase commitments.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST/FIDAC MORTGAGE INCOME FUND
                           APRIL 30, 2006 (UNAUDITED)

C. REVERSE REPURCHASE AGREEMENTS:

A reverse repurchase agreement, although structured as a sale and repurchase obligation, acts as a financing under which the Fund will effectively pledge its assets as collateral to secure a short-term loan. Generally the other party to the agreement makes the loan in an amount equal to a percentage of the market value of the pledged collateral. At the maturity of the reverse repurchase agreement, the Fund will be required to repay the loan and correspondingly receive back its collateral. While used as collateral, the assets continue to pay principal and interest which are for the benefit of the Fund.

       Maximum amount outstanding during the period....................       $22,100,000

       Average amount outstanding during the period*...................       $19,898,033

       Average monthly shares outstanding during the period............         4,045,236

       Average debt per share outstanding during the period............       $      4.92

* The average amount outstanding during the period was calculated by adding the borrowings at the end of each day and dividing the sum by the number of days in the six months ended April 30, 2006.

Interest rates ranged from 4.00% to 4.88% during the six months ended April 30, 2006, on borrowings by the Fund under reverse repurchase agreements, which had interest expense that aggregated $442,750.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:

The Fund will distribute to holders of its Common Shares monthly dividends of all or a portion of its net income after the payment of interest and dividends in connection with leverage. Distributions will automatically be reinvested into additional Common Shares pursuant to the Fund's Dividend Reinvestment Plan unless cash distributions are elected by the shareholder.

Distributions from income and capital gains are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund. Permanent differences incurred during the period ended October 31, 2005, resulting in book and tax accounting differences, have been reclassified at year end to reflect an increase in undistributed net investment income by $54,993 and an increase in accumulated net realized loss on investments by $54,993. Net assets were not affected by this reclassification.

The tax character of distributions paid during fiscal period ended October 31, 2005 is as follows:

                                                             2005
                                                             ----
Distributions paid from:
Ordinary Income................................        $     1,264,541

As of October 31, 2005, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income..................        $       226,733
Net Unrealized Depreciation....................        $      (379,670)

E. INCOME TAXES:

The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and by distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal or state income taxes.

As of October 31, 2005, the Fund had a capital loss carryforward for federal income tax purposes of $24,542 expiring on October 31, 2013.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST/FIDAC MORTGAGE INCOME FUND
                           APRIL 30, 2006 (UNAUDITED)

F. EXPENSES:

The Fund pays all expenses directly related to its operations.

G. ORGANIZATION AND OFFERING COSTS:

Organization costs consist of costs incurred to establish the Fund and enable it to legally do business. These costs include filing fees, listing fees, legal services pertaining to the organization of the business and audit fees relating to the initial registration and auditing the initial statement of assets and liabilities, among other fees. Offering costs consist of legal fees pertaining to the Fund's shares offered for sale, registration fees, underwriting fees, and printing of the initial prospectus, among other fees. First Trust and FIDAC have paid all organization expenses and all offering costs of the Fund (other than sales load) that exceeded $0.04 per Common Share. The Fund's share of Common Share offering costs, $161,809, was recorded as a reduction of the proceeds from the sale of Common Shares during the period ended October 31, 2005.

          3. INVESTMENT ADVISORY FEE AND OTHER AFFILIATED TRANSACTIONS

First Trust is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. First Trust serves as investment advisor to the Fund pursuant to an Investment Management Agreement. First Trust is responsible for the ongoing monitoring of the Fund's investment portfolio, managing the Fund's business affairs and certain administrative services necessary for the management of the Fund. For these investment management services, First Trust is entitled to a monthly fee calculated at an annual rate of 1.00% of the Fund's Managed Assets (the value of the securities and other investments the Fund holds plus cash or other assets, including interest accrued but not yet received minus accrued liabilities other than the principal amount of borrowings).

FIDAC serves as the Fund's sub-advisor and manages the Fund's portfolio subject to First Trust's supervision. The Sub-Advisor receives a portfolio management fee of 0.50% of Managed Assets that is paid monthly by First Trust from its investment advisory fee.

First Trust agreed to reimburse the Fund for fees and expenses in an amount equal to 0.15% of the average daily Managed Assets of the Fund through December 31, 2005. The Sub-Advisor agreed to bear a portion of this expense reimbursement obligation by reducing the amount of its full sub-advisory fee by the lesser of
(i) $100,000 or (ii) one-half of such organization expenses and offering costs of the Fund that exceeded 0.2% (or $0.04 per Common Share of the Fund's offering price). Reimbursements are reported as "fees waived by the investment advisor" on the Statement of Operations.

PFPC Inc. ("PFPC"), an indirect, majority-owned subsidiary of The PNC Financial Services Group, Inc., serves as the Fund's Administrator and Transfer Agent in accordance with certain fee arrangements. PFPC Trust Company, also an indirect, majority-owned subsidiary of The PNC Financial Services Group, Inc., serves as the Fund's Custodian in accordance with certain fee arrangements. PFPC agreed to reimburse the Fund through December 31, 2005, for fees and expenses in an amount equal to 0.02% of the average daily Managed Assets of the Fund. Reimbursements are reported as "fees waived by the administrator" in the Statement of Operations.

The Fund pays each Trustee who is not an officer or employee of First Trust or any of its affiliates an annual retainer of $10,000, which includes compensation for all board and committee meetings. Until January 1, 2006, additional fees of $1,000 and $500 were paid to non-interested Trustees for special board meetings and non-regular committee meetings, respectively. These additional fees were shared by the funds in the First Trust fund complex that participated in the particular meeting and are not per fund fees. Trustees are also reimbursed for travel and out-of-pocket expenses in connection with all meetings. Effective January 1, 2006, the non-interested Trustees are no longer paid additional fees for special board meetings and non-regular committee meetings.

                      4. PURCHASES AND SALES OF SECURITIES

Cost of purchases and proceeds from sales of U.S. government securities, excluding short-term investments, for the six months ended April 30, 2006, aggregated amounts were $60,409,618 and $61,541,052, respectively.

As of April 30, 2006, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $2,586,248 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $2,225,453.

                                5. COMMON SHARES

As of April 30, 2006, 4,045,236 of $0.01 par value Common Shares were issued. An unlimited number of Common Shares has been authorized under the Fund's Dividend Reinvestment Plan.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST/FIDAC MORTGAGE INCOME FUND
                           APRIL 30, 2006 (UNAUDITED)

COMMON SHARE TRANSACTIONS WERE AS FOLLOWS:

                                                           SIX MONTHS ENDED                   PERIOD ENDED
                                                            APRIL 30, 2006                  OCTOBER 31, 2005
                                                            --------------                  ----------------
                                                        SHARES           AMOUNT          SHARES            AMOUNT
                                                        ------           ------          ------            ------
Proceeds from shares sold ....................               --       $       --       $4,045,236       $77,264,007
Offering costs ...............................               --               --               --         (161,809)
                                                     ----------       ----------       ----------       ----------
                                                             --       $       --       $4,045,236       $77,102,198
                                                     ==========       ==========       ==========       ==========

                   6. PREFERRED SHARES OF BENEFICIAL INTEREST

The Fund's Declaration of Trust authorizes the issuance of an unlimited number of preferred shares of beneficial interest, par value $0.01 per share (the "Preferred Shares"), in one or more classes or series, with rights as determined by the Board of Trustees without the approval of Common Shareholders. As of April 30, 2006, no Preferred Shares had been issued.

                            7. CONCENTRATION OF RISK

An investment in the Fund's Common Shares is subject to investment risk, including the possible loss of the entire principal invested. An investment in Common Shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably. Common Shares at any point in time may be worth less than the original investment, even after taking into account the reinvestment of Fund dividends and distributions. Security prices can fluctuate for several reasons including the general condition of the bond market, or when political or economic events affecting the issuers occur.

                              8. SUBSEQUENT EVENTS

On May 22, 2006, the Fund declared a dividend of $0.085 per share, which represents a dividend from net investment income to Common Shareholders of record June 5, 2006, payable June 15, 2006.

Effective June 12, 2006, the Board of Trustees of the Fund unanimously appointed Robert F. Keith to the Board of Trustees and as a member to the Fund's Audit Committee, Valuation Committee and Nominating and Governance Committee.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                     FIRST TRUST/FIDAC MORTGAGE INCOME FUND
                           APRIL 30, 2006 (UNAUDITED)

                           DIVIDEND REINVESTMENT PLAN

If your Common Shares are registered directly with the Fund or if you hold your Common Shares with a brokerage firm that participates in the Fund's Dividend Reinvestment Plan (the "Plan"), unless you elect, by written notice to the Fund, to receive cash distributions, all dividends, including any capital gain distributions, on your Common Shares will be automatically reinvested by PFPC Inc. (the "Plan Agent"), in additional Common Shares under the Plan. If you elect to receive cash distributions, you will receive all distributions in cash paid by check mailed directly to you by PFPC Inc., as the dividend paying agent.

If you decide to participate in the Plan, the number of Common Shares you will receive will be determined as follows:

      (1) If Common Shares are trading at or above net asset value ("NAV") at the time of valuation, the Fund will issue new shares at a price equal to the greater of (i) NAV per Common Share on that date or
            (ii) 95% of the market price on that date.

      (2) If Common Shares are trading below NAV at the time of valuation, the Plan Agent will receive the dividend or distribution in cash and will purchase Common Shares in the open market, on the NYSE or elsewhere, for the participants' accounts. It is possible that the market price for the Common Shares may increase before the Plan Agent has completed its purchases. Therefore, the average purchase price per share paid by the Plan Agent may exceed the market price at the time of valuation, resulting in the purchase of fewer shares than if the dividend or distribution had been paid in Common Shares issued by the Fund. The Plan Agent will use all dividends and distributions received in cash to purchase Common Shares in the open market within 30 days of the valuation date except where temporary curtailment or suspension of purchases is necessary to comply with federal securities laws. Interest will not be paid on any uninvested cash payments.

You may elect to opt-out of or withdraw from the Plan at any time by giving written notice to the Plan Agent, or by telephone at (800) 331-1710 in accordance with such reasonable requirements as the Plan Agent and Fund may agree upon. If you withdraw or the Plan is terminated, you will receive a certificate for each whole share in your account under the Plan and you will receive a cash payment for any fraction of a share in your account. If you wish, the Plan Agent will sell your shares and send you the proceeds, minus brokerage commissions.

The Plan Agent maintains all Common Shareholders' accounts in the Plan and gives written confirmation of all transactions in the accounts, including information you may need for tax records. Common Shares in your account will be held by the Plan Agent in non-certificated form. The Plan Agent will forward to each participant any proxy solicitation material and will vote any shares so held only in accordance with proxies returned to the Fund. Any proxy you receive will include all Common Shares you have received under the Plan.

There is no brokerage charge for reinvestment of your dividends or distributions in Common Shares. However, all participants will pay a pro rata share of brokerage commissions incurred by the Plan Agent when it makes open market purchases.

Automatically reinvesting dividends and distributions does not mean that you do not have to pay income taxes due upon receiving dividends and distributions. Capital gains and income are realized, although cash is not received by you. Consult your financial advisor for more information.

If you hold your Common Shares with a brokerage firm that does not participate in the Plan, you will not be able to participate in the Plan and any dividend reinvestment may be effected on different terms than those described above.

The Fund reserves the right to amend or terminate the Plan if in the judgment of the Board of Trustees the change is warranted. There is no direct service charge to participants in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants. Additional information about the Plan may be obtained by writing PFPC Inc., 301 Bellevue Parkway, Wilmington, Delaware 19809.

--------------------------------------------------------------------------------

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Fund uses to determine how to vote proxies and information on how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; and (3) on the Securities and Exchange Commission's website at http://www.sec.gov.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION - (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST/FIDAC MORTGAGE INCOME FUND
                           APRIL 30, 2006 (UNAUDITED)

                               PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available (1) by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; (3) on the SEC's website at http://www.sec.gov; and (4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling 1-800-SEC-0330.

                                BY-LAW AMENDMENT

On June 12, 2006, the Board of Trustees of the Fund approved certain changes to the By-Laws of the Fund that may have the effect of delaying or preventing a change of control of the Fund. To receive a copy of the revised By-Laws, investors may call the Fund at (800) 988-5891.

                SUBMISSION OF MATTERS TO A VOTE OF SHAREHOLDERS

The Joint Annual Meeting of Shareholders of First Trust Strategic High Income Fund, First Trust Value Line 100 Fund, Energy Income and Growth Fund, First Trust/Fiduciary Asset Management Covered Call Fund, First Trust/Aberdeen Global Opportunity Income Fund and First Trust/FIDAC Mortgage Income Fund was held on April 17, 2006. At the Annual Meeting, the Fund's Board of Trustees, consisting of James A. Bowen, Niel B. Nielson, Thomas R. Kadlec and Richard E. Erickson, was elected to serve an additional one-year term. The number of votes cast for James A. Bowen was 2,489,331, the number of votes withheld was 49,118 and the number of abstentions was 1,506,787. The number of votes cast for Niel B. Nielson was 2,489,399, the number of votes withheld was 49,050 and the number of abstentions was 1,506,787. The number of votes cast for Richard E. Erickson was 2,489,399, the number of votes withheld was 49,050 and the number of abstentions was 1,506,787. The number of votes cast for Thomas R. Kadlec was 2,489,299, the number of votes withheld was 49,150 and the number of abstentions was 1,506,787.

Also at the Annual Meeting of Shareholders of the Fund, the Shareholders approved a new sub-advisory agreement with Valhalla. The number of votes cast was 3,378,452, the number of votes withheld was 295,703 and the number of abstentions was 5,131,081.

ITEM 2. CODE OF ETHICS.

Not applicable.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

         On December 12, 2005, the Registrant's Board of Trustees adopted an Amended Nominating and Governance Committee Charter which included some material changes to the procedures by which shareholders may recommend nominees to the Registrant's board of trustees as described below:

         Any proposal to elect any person nominated by shareholders for election as trustee may only be brought before an annual meeting of the Registrant if timely written notice (the "Shareholder Notice") is provided to the secretary of the Registrant. Unless a greater or lesser period is required under applicable law, to be timely, the Shareholder Notice must be delivered to or mailed and received at Registrant's address, 1001 Warrenville Road, Suite 300, Lisle, Illinois 60532, Attn: W. Scott Jardine, not less than forty-five (45) days nor more than sixty (60) days prior to the first anniversary date of the date of the Registrant's proxy statement released to shareholders for the prior year's annual meeting; provided, however, if and only if the annual meeting is not scheduled to be held within a period that commences thirty (30) days before the first anniversary date of the annual meeting for the preceding year and ends thirty (30) days after such anniversary date (an annual meeting date outside such period being referred to herein as an "Other Annual Meeting Date"), such Shareholder Notice must be given in the manner provided herein by the later of the close of business on (i) the date forty-five (45) days prior to such Other Annual Meeting Date or (ii) the tenth (10th) business day following the date such Other Annual Meeting Date is first publicly announced or disclosed.

         Any shareholder submitting a nomination of any person or persons (as the case may be) for election as a trustee or trustees of the Registrant shall deliver, as part of such Shareholder Notice: (i) a statement in writing setting forth (A) the name, age, date of birth, business address, residence address and nationality of the person or persons to be nominated; (B) the class or series and number of all shares of the Registrant owned of record or beneficially by each such person or persons, as reported to such shareholder by such nominee(s);
(C) any other information regarding each such person required by paragraphs (a),
(d), (e) and (f) of Item 401 of Regulation S-K or paragraph (b) of Item 22 of Rule 14a-101 (Schedule 14A) under the Securities Exchange Act of 1934, as amended (the "Exchange Act") (or any successor provision thereto); (D) any other information regarding the person or persons to be nominated that would be required to be disclosed in a proxy statement or other filings required to be made in connection with solicitation of proxies for election of trustees or directors pursuant to Section 14 of the Exchange Act and the rules and regulations promulgated thereunder; and (E) whether such shareholder believes any nominee is or will be an "interested person" of the Registrant (as defined in the Investment Company Act of 1940) and, if not an "interested person," information regarding each nominee that will be sufficient for the Registrant to make such determination; and (ii) the written and signed consent of any person to be nominated to be named as a nominee and to serve as a trustee if elected. In addition, the trustees may require any proposed nominee to furnish such other information as they may reasonably require or deem necessary to determine the eligibility of such proposed nominee to serve as a trustee.

         Without limiting the foregoing, any shareholder who gives a Shareholder Notice of any matter proposed to be brought before a shareholder meeting (whether or not involving nominees for trustees) shall deliver, as part of such Shareholder Notice: (i) the description of and text of the proposal to be presented; (ii) a brief written statement of the reasons why such shareholder favors the proposal; (iii) such shareholder's name and address as they appear on the Registrant's books; (iv) any other information relating to the shareholder that would be required to be disclosed in a proxy statement or other filings required to be made in connection with the solicitation of proxies with respect to the matter(s) proposed pursuant to Section 14 of the Exchange Act; (v) the class or series and number of all shares of the Registrant owned beneficially and of record by such shareholder; (vi) any material interest of such shareholder in the matter proposed (other than as a shareholder); (vii) a representation that the shareholder intends to appear in person or by proxy at the shareholder meeting to act on the matter(s) proposed; (viii) if the proposal involves nominee(s) for trustees, a description of all arrangements or understandings between the shareholder and each proposed nominee and any other person or persons (including their names) pursuant to which the nomination(s) are to be made by the shareholder; and (ix) in the case of a shareholder (a "Beneficial Owner") that holds shares entitled to vote at the meeting through a nominee or "street name" holder of record, evidence establishing such Beneficial Owner's indirect ownership of, and entitlement to vote, shares at the meeting of shareholders. As used herein, shares "beneficially owned" shall mean all shares which such person is deemed to beneficially own pursuant to Rules 13d-3 and 13d-5 under the Exchange Act.


A copy of the amended Nominating and Governance Committee Charter is available on the Registrant's website at www.ftportfolios.com.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1)   Not applicable.

     (a)(2)   Certifications  pursuant  to Rule 30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Certifications pursuant  to Rule  30a-2(b)  under the 1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) FIRST TRUST/FIDAC MORTGAGE INCOME FUND

By (Signature and Title)* /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                          James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                          (principal executive officer)

Date              JUNE 27, 2006
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                          James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                          (principal executive officer)

Date              JUNE 27, 2006
    ----------------------------------------------------------------------------


By (Signature and Title)* /S/ MARK R. BRADLEY
                         -------------------------------------------------------
                          Mark R. Bradley, Treasurer, Controller, Chief Financial Officer and Chief Accounting Officer (principal financial officer)

Date              JUNE 27, 2006
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.